Debt (Tables)	12 Months Ended
Dec. 28, 2014
Debt
Schedule of long-term debt

        Long-term debt at December 28, 2014 and December 29, 2013 is as follows (in thousands):

	December 28, 2014	December 29, 2013
Term Loan Facility, at 4.75% and 4.75%	$594,907	$715,788
Less:
Discount on debt issuance	(6,790)	(9,597)
Current portion of long-term debt	—	(7,200)

Total long-term debt, less current portion	$588,117	$698,991

Schedule of aggregate future principal payments	Aggregate future principal payments of the Company's debt are as follows (in thousands):
Fiscal Year:
2015	$—
2017	—
2017	—
2018	—
2019	594,907

Total	$594,907